Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Mountain Province Diamonds Inc.
Entity Central Index Key	0001004530
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Address, Country	CA
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	210,490,807
ICFR Auditor Attestation Flag	true